ORDINARY SHARES (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Jan. 31, 2023 shares	Dec. 31, 2022 shares
ORDINARY SHARES (Details) [Line Items]
Net of issuance cost (in Yuan Renminbi) | ¥	¥ 31,776
The option holder		1
Aggregate investment amount (in Yuan Renminbi) | ¥			¥ 199,197
Ordinary share				20
IPO [Member]
ORDINARY SHARES (Details) [Line Items]
Common stock, shares outstanding	195,191,000
Over-Allotment Option [Member]
ORDINARY SHARES (Details) [Line Items]
Underwriters amount (in Yuan Renminbi) | ¥	¥ 463,065
Common Stock [Member]
ORDINARY SHARES (Details) [Line Items]
Share issued			20,927,739
Aggregate investment amount (in Yuan Renminbi) | ¥
Common Class A [Member]
ORDINARY SHARES (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.00001
Share issued		235,466,660			235,466,660
Share outstanding		235,466,660			235,466,660
Common stock, shares outstanding	128,228,600	174,304,260			174,304,260
Number of votes		one
Aggregate investment amount (in Yuan Renminbi) | ¥			¥ 212,800
Exercise ordinary shares					4,142,985
Common stock, shares authorized		4,600,000,000			4,600,000,000
Common stock, shares outstanding		174,304,260			174,304,260
Common Class A [Member] | IPO [Member]
ORDINARY SHARES (Details) [Line Items]
Number of shares represented by american depository shares	8,085,000
Common Class A [Member] | Private Placement [Member]
ORDINARY SHARES (Details) [Line Items]
Share issued			20,927,739
Aggregate investment amount (in Yuan Renminbi) | ¥			¥ 199,199,000
Common Class A [Member] | Common Stock [Member]
ORDINARY SHARES (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.00001
Common stock, shares authorized		4,600,000,000
Class B ordinary shares [Member]
ORDINARY SHARES (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.00001
Share issued		235,466,660			235,466,660
Share outstanding		235,466,660			235,466,660
Common stock, shares outstanding	66,962,400	61,162,400			61,162,400
Number of votes		five
Common stock, shares authorized		200,000,000			200,000,000
Common stock, shares outstanding					61,162,400
ADR [Member] | IPO [Member]
ORDINARY SHARES (Details) [Line Items]
Share issued	8,085,000
Others [Member]
ORDINARY SHARES (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.00001
Common stock, shares authorized		200,000,000
Amended and Restated Memorandum of Association [Member]
ORDINARY SHARES (Details) [Line Items]
Ordinary shares authorizes		4,600,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00001